File Nos. 333-110037

811-21460

As filed with the Securities and Exchange Commission on May 6, 2014

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 29	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 30	☒

(Check appropriate box or boxes)

PIONEER SERIES TRUST II*

(Exact Name of Registrant as Specified in Charter)

60 State Street, Boston, Massachusetts 02109

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (617) 742-7825

Terrence J. Cullen, Pioneer Investment Management, Inc.,

60 State Street, Boston, Massachusetts 02109

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	on [date] pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on [date] pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on [date] pursuant to paragraph (a)(2)of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

*	This filing relates solely to Pioneer AMT-Free Municipal Fund, a series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Trust certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Admendment No. 29 to its registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 6th of May, 2014.

PIONEER SERIES TRUST II

By:	/s/ Daniel K. Kingsbury
Daniel K. Kingsbury
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated below on May 6, 2014:

	Signature	Title

	Mark E. Bradley*	Treasurer (Principal Financial and
	Mark E. Bradley	Accounting Officer)

	David R. Bock*	Trustee
David R. Bock

	Benjamin M. Friedman*	Trustee
Benjamin M. Friedman

	Margaret B. W. Graham*	Trustee
Margaret B. W. Graham

	/s/ Daniel K. Kingsbury	President (Principal Executive
	Daniel K. Kingsbury	Officer) and Trustee

	Marc O. Mayer*	Trustee
Marc O. Mayer

	Thomas J. Perna*	Chairman of the Board
	Thomas J. Perna	and Trustee

	Marguerite A. Piret*	Trustee
Marguerite A. Piret

	Kenneth J. Taubes*	Trustee
Kenneth J. Taubes

	Stephen K. West*	Trustee
Stephen K. West

*By:	/s/ Daniel K. Kingsbury	Dated: May 6, 2014
Daniel K. Kingsbury
Attorney-in-fact

Exhibit Index

Index Number	Description of Index

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Document

EX-101.DEF	XBRL Taxonomy Extension Definition Document

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase